CONSOLIDATED STATEMENTS OF CONDITION (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Premises and equipment held for sale		$ 19,600	$ 53,200
Savings classified as held for sale			22,600
Time deposits as held for sale			8,000
Non-interest bearing deposit liabilities held-for-sale			$ 4,800
Liquidation preference per share (in dollars per share)		$ 100,000	$ 100,000
Preferred stock, shares authorized (in shares)		1,000	1,000
Preferred stock, shares issued (in shares)		1,000	1,000
Common stock, par value (in dollars per share)		$ 0.625	$ 0.625
Common stock, shares authorized (in shares)		400,000,000	400,000,000
Common stock, shares issued (in shares)		318,573,400	326,736,214
Mortgage loans secured by residential real estate in process of foreclosure	[1]	$ 25,290	$ 43,382
Residential Real Estate
Foreclosed residential real estate		28,600	22,700
Mortgage loans secured by residential real estate in process of foreclosure		9,700	12,200
Loans Held For Sale, Residential Real Estate | Residential Real Estate
Foreclosed residential real estate		$ 8,400	$ 11,700

[1]	December 31, 2018 and 2017 include $9.7 million and $12.2 million, respectively, of foreclosed residential real estate.